Sale of flight training operations (Tables)	12 Months Ended
Apr. 30, 2012
Annual Minimum Training Purchases Commitment	The MTSA commits the Company to annual minimum training purchases as follows:

Minimum training service purchase commitment

2013	$8,200
2014	9,700
2015	9,400
2016	9,300
and thereafter	21,000

$57,600